Intangible assets	3 Months Ended	11 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 5. Intangible assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	June 30, 2015	March 31, 2015
Patents	15 years	$31,067	$26,450
Less: Accumulated amortization		(1,550)	(1,044)
Subtotal		29,517	25,406
Trademarks	—	1,560	1,560
Intangible assets, net		$31,077	$26,966

The Company recorded amortization expense of $506 and $0 for the three months ended June 30, 2015 and the period May 12, 2014 (Inception) through June 30, 2014, respectively.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2016	$2,022
2017	2,022
2018	2,022
2019	2,022
2020	2,022
Thereafter	19,407
$29,517

Note 5.  Intangible assets

The Company’s intangibles assets consisted of the following:

	Estimated useful life	March 31, 2015
Patents	15 years	$26,450
Less: Accumulated amortization		(1,044)
Subtotal		25,406
Trademarks	-	1,560
Intangible assets, net		$26,966

For the period ended March 31, 2015, the Company recorded amortization expense of $1,044.

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

March 31,
2016	$1,763
2017	1,763
2018	1,763
2019	1,763
2020	1,763
Thereafter	16,591
$25,406